General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	$ (4,761)	$ (1,078)	$ (10,497)
Professional fees	(1,493)	(1,407)	(7,457)
Other operating expenses	(2,242)	(324)	(5,077)
General and administrative expenses	$ (8,496)	$ (2,809)	$ (23,031)	$ (3,689)	$ (2,611)
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses				(1,045)	(1,002)
Professional fees				(1,473)	(278)
Other operating expenses				(183)	(421)
General and administrative expenses				(2,701)	(1,701)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses				(2,033)	(1,912)
Professional fees				(1,473)	(278)
Other operating expenses				(183)	(421)
General and administrative expenses				$ (3,689)	$ (2,611)